Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
In addition to the transactions disclosed in Notes 5, 10 and 17 to these condensed consolidated financial statements, the following transactions are classified as related party transactions, as each counterparty has either a direct or indirect shareholding in the Company or the Company has an investment with such counterparty.

a)	Pine Brook Road Partners, LLC and Narragansett Bay Insurance Company
Third Point Re entered into a quota share reinsurance agreement with Narragansett Bay Insurance Company (“Narragansett Bay”) effective December 31, 2012, which was renewed on December 31, 2013. The Company recorded $5.3 million (2013 - $4.6 million) of net premiums earned related to these contracts for the nine months ended September 30, 2014.  Pine Brook Road Partners, LLC ("Pine Brook") is the manager of various investment funds, one of which owns approximately 12.0% (December 31, 2013 - 12.0%) of the Company's outstanding common shares.  Pine Brook is also the manager of an investment fund that owns common shares in Narragansett Bay.

b)	Third Point Loan L.L.C.
Third Point Loan L.L.C. (“Loan LLC”) serves as nominee of Third Point Re and other affiliated investment management clients of the Investment Manager for certain investments. Loan LLC has appointed the Investment Manager as its true and lawful agent and attorney. As of September 30, 2014, Loan LLC held $55.2 million (December 31, 2013 - $147.2 million) of Third Point Re’s investments, which are included in investments in securities and commodities and in derivative contracts in the condensed consolidated balance sheets. Third Point Re’s pro rata interest in the underlying investments registered in the name of Loan LLC and the related income and expense are reflected accordingly in the condensed consolidated balance sheets and the condensed consolidated statements of income (loss).

Related party transactions
In addition to the transactions disclosed in Notes 5, 11 and 17 to these consolidated financial statements, the following additional transactions are classified as related party transactions, as each counterparty has either a direct or indirect shareholding in the Company or the Company has an investment in such counterparty.

a)	Pine Brook Road Partners, LLC and Narragansett Bay Insurance Company
Third Point Re entered into a quota share reinsurance agreement with Narragansett Bay Insurance Company (“Narragansett Bay”) effective December 31, 2012, which was renewed on December 31, 2013. The Company recorded $4.7 million of premiums related to these contracts for the year ended December 31, 2013 (December 31, 2012 - $9.0 million).  Pine Brook Road Partners, LLC (“Pine Brook”) is the manager of an investment fund that owns common shares and warrants issued by the Company. Pine Brook currently owns approximately 12.0% of the Company’s outstanding common shares. Pine Brook is also the manager of an investment fund that owns common shares in Narragansett Bay.

b)	TP Lux Holdco LP
Third Point Re entered into a limited partnership agreement, as one of the limited partners of TP Lux Holdco LP (the “Cayman HoldCo”), which is also an affiliate of the Investment Manager. The Cayman HoldCo was formed as a limited partnership under the laws of the Cayman Islands and invests and holds debt and equity interests in TP Lux HoldCo S.a.r.l, a Luxembourg private limited liability company (the “LuxCo”), which is also an affiliate of the Investment Manager.
The LuxCo was established under the laws of the Grand-Duchy of Luxembourg and its principle objective is to act as a collective investment vehicle to purchase Euro debt and equity investments. Third Point Re invests in the Cayman HoldCo alongside other investment funds managed by the Investment Manager. As of December 31, 2013 and 2012, Third Point Re held approximately a 10% interest in the Cayman Holdco. As a result, Third Point Re accounts for its investment in the limited partnership under the variable interest model, in which Third Point Re is not the primary beneficiary, at fair value in the consolidated balance sheets and records the change in the fair value in the consolidated statements of income (loss).
As of December 31, 2013, the estimated fair value of the investment in the limited partnership was $29.3 million (December 31, 2012 - $91.3 million).  The valuation policy with respect to this investment in a limited partnership is further described in Note 5.

c)	Third Point Loan L.L.C.
Third Point Loan L.L.C. (“Loan LLC”) serves as nominee of Third Point Re and other affiliated investment management clients of the Investment Manager for certain investments. Loan LLC has appointed the Investment Manager as its true and lawful agent and attorney. As of December 31, 2013, Loan LLC held $147.2 million (December 31, 2012 - $43.7 million) of Third Point Re’s investments, which are included in investments in securities and in derivative contracts in the consolidated balance sheets. Third Point Re’s pro rata interest in the underlying investments registered in the name of the Loan LLC and the related income and expense are reflected accordingly in the consolidated balance sheets and the consolidated statements of income (loss).

d)	Third Point Hellenic Recovery US Feeder Fund, L.P.
Third Point Re is a limited partner in Third Point Hellenic Recovery US Feeder Fund, L.P. (“Hellenic Fund”), which is an affiliate of the Investment Manager. The Hellenic Fund was formed as a limited partnership under the laws of the Cayman Islands and invests and holds debt and equity interests.
Third Point Re committed $11.4 million in the Hellenic Fund, of which $4.3 million was called during the year ended December 31, 2013. As of December 31, 2013, the estimated fair value of Third Point Re’s investment in the Hellenic Fund was $5.3 million. The valuation policy with respect to this investment in a limited partnership is further described in Note 5.
As of December 31, 2013, Third Point Re held less than a 2% interest in the Hellenic Fund. As a result, Third Point Re accounts for its investment in the Hellenic Fund under the variable interest model, in which Third Point Re is not the primary beneficiary, at fair value in the consolidated balance sheets and records the change in the fair value in the consolidated statements of income (loss).